Borrowings (Details) $ in Millions										12 Months Ended
	Apr. 11, 2017	Jul. 11, 2016	Feb. 22, 2016 USD ($)	Jan. 11, 2016 USD ($) contract	Nov. 02, 2015 USD ($) contract	Sep. 28, 2015 USD ($)	Jan. 11, 2015 USD ($)	Dec. 12, 2014 USD ($)	Nov. 11, 2013 USD ($) contract	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Line of Credit Facility [Line Items]
Long-term borrowings										$ 69.9	$ 0.0
Short-term borrowings										1,511.5	850.0
Borrowing, Long-term and Short-term ,Combined Amount										1,581.4	850.0
Repayment of lines of credit										(3,110.9)	(1,461.8)	$ 0.0
2013 Facilities Agreement
Line of Credit Facility [Line Items]
Facility agreement initiation date									Nov. 11, 2013
Facilitiy agreement total amount									$ 2,600.0
Number of term loan facilities | contract									2
Short-term borrowings										0.0	850.0
Repayment of lines of credit						$ (350.0)
January 2015 Facility Agreement
Line of Credit Facility [Line Items]
Facility agreement initiation date							Jan. 11, 2015
Facilitiy agreement total amount							$ 850.0			750.0
Facility agreement expiration date		Jul. 11, 2016					Jan. 10, 2016
Line of Credit Facility, Margin Interest Rate Per Annum Increase							0.25%
Maturity extension option							6 months
Short-term borrowings										750.0	0.0
Repayment of lines of credit			$ (100.0)			$ (100.0)
Line of Credit Facility, Margin Interest Rate								0.50%
January 2016 Facilities Agreement
Line of Credit Facility [Line Items]
Facility agreement initiation date				Jan. 11, 2016
Facilitiy agreement total amount				$ 18,000.0
Rate of commitment fee, of the applicable interest rate margin				35.00%
Number of term loan facilities | contract				2
Interest rate description				Interest on any loans made under the January 2016 Facilities Agreement will be payable on the last day of each interest period, which may be one week or one, two, three or six months, or as otherwise agreed with the lenders. The interest rate applicable to the January 2016 Facilities Agreement is LIBOR plus 1.25 percent per annum, increasing by: (i) 0.25 percent per annum on July 11, 2016 and on each subsequent date falling at three month intervals thereafter until (and excluding) April 11, 2017 and (ii) 0.50 percent per annum on April 11, 2017 and on each subsequent date falling at three month intervals thereafter.
Borrowings, Option Covenant,Net Debt to EBITDA				3.5
Line of Credit Facility, Margin Interest Rate	0.50%	0.25%		1.25%
January 2016 Facilities Agreement | Increase of Net Debt to EBITDA ratio for the Relevant Period in which an acquisiton was completed
Line of Credit Facility [Line Items]
Borrowings, Option Covenant,Net Debt to EBITDA				5.5
January 2016 Facilities Agreement | Increase of Net Debt to EBITDA ratio for the first Relevant Period in which an acquisiton was completed
Line of Credit Facility [Line Items]
Borrowings, Option Covenant,Net Debt to EBITDA				5
January 2016 Facilities Agreement | Increase of Net Debt to EBITDA ratio for the second Relevant Period in which an acquisiton was completed
Line of Credit Facility [Line Items]
Borrowings, Option Covenant,Net Debt to EBITDA				4.5
November 2015 Facilities Agreement
Line of Credit Facility [Line Items]
Facility agreement initiation date					Nov. 02, 2015
Facilitiy agreement total amount					$ 5,600.0
Covenant terms					The November 2015 Facilities Agreement includes customary representations and warranties, covenants and events of default, including requirements that Shire’s (i) ratio of Net Debt to EBITDA in respect of the most recently ended 12-month relevant period, (each as defined in the November 2015 Facilities Agreement), must not, at any time, exceed 3.5:1, except that following an acquisition fulfilling certain criteria, Shire may elect on a once only basis to increase this ratio to (a) 5.5:1 for the relevant period in which the acquisition was completed, (b) 5.0:1 in respect of the first relevant period following the relevant period in which the acquisition was completed and (c) 4.5:1 in respect of the second relevant period following the relevant period in which the acquisition was completed, and (ii) ratio of EBITDA to Net Interest in respect of the most recently ended 12 month relevant period, (each as defined in the November 2015 Facilities Agreement), must not be less than 4.0:1.
Number of term loan facilities | contract					3
Interest rate description					Interest on any loans made under the November 2015 Facilities Agreement is payable on the last day of each interest period, which may be one week or one, two, three or six months, or as otherwise agreed with the lenders. The interest rate applicable is LIBOR plus, in the case of November 2015 Facility A, 0.55% per annum, in the case of November 2015 Facility B, 0.65% per annum and, in the case of November 2015 Facility C, 0.75% per annum, in each case until delivery of the first compliance certificate required to be delivered after the date of the November 2015 Facilities Agreement and is subject to change thereafter depending on (i) the prevailing ratio of Net Debt to EBITDA (each as defined in the November 2015 Facilities Agreement) in respect of the most recently completed financial year or financial half year and (ii) the occurrence and continuation of an event of default in respect of the financial covenants or failure to provide a compliance certificate.
Borrowings, Option Covenant,Net Debt to EBITDA					3.5
November 2015 Facilities Agreement | Increase of Net Debt to EBITDA ratio for the Relevant Period in which an acquisiton was completed
Line of Credit Facility [Line Items]
Borrowings, Option Covenant,Net Debt to EBITDA					5.5
November 2015 Facilities Agreement | Increase of Net Debt to EBITDA ratio for the first Relevant Period in which an acquisiton was completed
Line of Credit Facility [Line Items]
Borrowings, Option Covenant,Net Debt to EBITDA					5
November 2015 Facilities Agreement | Increase of Net Debt to EBITDA ratio for the second Relevant Period in which an acquisiton was completed
Line of Credit Facility [Line Items]
Borrowings, Option Covenant,Net Debt to EBITDA					4.5
Minimum
Line of Credit Facility [Line Items]
Rate of commitment fee, of the applicable interest rate margin				10.00%
Maximum
Line of Credit Facility [Line Items]
Rate of commitment fee, of the applicable interest rate margin				35.00%
Maximum | January 2016 Facilities Agreement
Line of Credit Facility [Line Items]
Borrowings, Option Covenant,Net Debt to EBITDA				4
Maximum | November 2015 Facilities Agreement
Line of Credit Facility [Line Items]
Borrowings, Option Covenant,Net Debt to EBITDA					4
Term loan facility one | 2013 Facilities Agreement
Line of Credit Facility [Line Items]
Term loan facility									$ 1,750.0
Term loan facilitly two | 2013 Facilities Agreement
Line of Credit Facility [Line Items]
Term loan facility									$ 850.0
November 2015 Facility A | November 2015 Facilities Agreement
Line of Credit Facility [Line Items]
Facility agreement expiration date					Nov. 02, 2016
Term loan facility					$ 1,000.0
Line of Credit Facility, Margin Interest Rate					0.55%
November 2015 Facility B | November 2015 Facilities Agreement
Line of Credit Facility [Line Items]
Facility agreement expiration date					Nov. 02, 2017
Term loan facility					$ 2,200.0
Line of Credit Facility, Margin Interest Rate					0.65%
November 2015 Facility C | November 2015 Facilities Agreement
Line of Credit Facility [Line Items]
Facility agreement expiration date					Nov. 02, 2018
Term loan facility					$ 2,400.0
Line of Credit Facility, Margin Interest Rate					0.75%
January 2016 Facility B | January 2016 Facilities Agreement
Line of Credit Facility [Line Items]
Facility agreement expiration date				Jan. 11, 2017
Term loan facility				$ 5,000.0
January 2016 Facility A | January 2016 Facilities Agreement
Line of Credit Facility [Line Items]
Facility agreement expiration date				Jan. 11, 2017
Term loan facility				$ 13,000.0
Revolving Credit Facility
Line of Credit Facility [Line Items]
Facility agreement initiation date								Dec. 12, 2014
Facility agreement expiration date								Dec. 12, 2020
Rate of commitment fee, of the applicable interest rate margin								35.00%
Covenant terms								The RCF includes customary representations and warranties, covenants and events of default, including requirements that Shire’s (i) ratio of Net Debt to EBITDA in respect of the most recently-ended 12-month relevant period (each as defined in the RCF) must not, at any time, exceed 3.5:1 except that, following an acquisition fulfilling certain criteria, Shire may on a once only basis elect to increase this ratio to (a) 5.5:1 for the relevant period in which the acquisition was completed (b) 5.0:1 in respect of the first relevant period following the relevant period in which the acquisition was completed and (c) 4.5:1 in respect of the second relevant period following the relevant period in which the acquisition was completed, and (ii) ratio of EBITDA to Net Interest for the most recently-ended 12-month relevant period (each as defined in the RCF) must not be less than 4.0:1.
Commitment fee description								Shire shall also pay (i) a commitment fee equal to 35% of the applicable margin on available commitments under the RCF for the availability period applicable thereto and (ii) a utilization fee equal to (a) 0.10% per year of the aggregate of all outstanding loans up to an aggregate base currency amount equal to $700 million, (b) 0.15% per year of the amount by which the aggregate base currency amount of all outstanding loans exceeds $700 million but is equal to or less than $1,400 million and (c) 0.30% per year of the amount by which the aggregate base currency amount of all outstanding loans exceeds $1,400 million.
Swingline Facility								$ 250.0
Borrowings, Option Covenant,Net Debt to EBITDA								3.5
Principal amount								$ 2,100.0
Short-term borrowings										750.0	0.0
Line of Credit Facility, Margin Interest Rate								0.30%
Revolving Credit Facility | Increase of Net Debt to EBITDA ratio for the Relevant Period in which an acquisiton was completed
Line of Credit Facility [Line Items]
Borrowings, Option Covenant,Net Debt to EBITDA								5.5
Revolving Credit Facility | Increase of Net Debt to EBITDA ratio for the first Relevant Period in which an acquisiton was completed
Line of Credit Facility [Line Items]
Borrowings, Option Covenant,Net Debt to EBITDA								5
Revolving Credit Facility | Increase of Net Debt to EBITDA ratio for the second Relevant Period in which an acquisiton was completed
Line of Credit Facility [Line Items]
Borrowings, Option Covenant,Net Debt to EBITDA								4.5
Revolving Credit Facility | Base Currency Amount Equal to $700million
Line of Credit Facility [Line Items]
Rate of utilization fee								0.10%
Revolving Credit Facility | Base Currency amount exceeds $700m but equal or less than $1400m
Line of Credit Facility [Line Items]
Rate of utilization fee								0.15%
Revolving Credit Facility | Base currency amount exceeds $1400m
Line of Credit Facility [Line Items]
Rate of utilization fee								0.30%
Revolving Credit Facility | Maximum
Line of Credit Facility [Line Items]
Borrowings, Option Covenant,Net Debt to EBITDA								4.0
Secured Non-recourse Debts
Line of Credit Facility [Line Items]
Long-term borrowings										69.9	0.0
Short-term borrowings										11.5	$ 0.0
Sensipar and Mimpara Debt, Amgen
Line of Credit Facility [Line Items]
Principal amount										145.0
Regpara Debt, DRI
Line of Credit Facility [Line Items]
Debt instrument, maximum obligation										96.0
PTH-184 Debt, DRI
Line of Credit Facility [Line Items]
Debt instrument, maximum obligation										$ 125.0